Summary of Significant Accounting Policies - Summary of Fixed Rate Notes Payable (Detail) - Fixed Rate Secured Debt - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 502,200,000	$ 505,700,000	$ 410,600,000
Carrying Value	$ 519,471,000	$ 523,018,512	$ 442,672,020